Earnings/(loss)per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings/(loss)per share	Earnings/(loss) per share
Basic earnings/(loss) per share is computed using the weighted-average number of outstanding ordinary shares during the period. Diluted earnings/(loss) per share is computed using the treasury stock method to the extent that the effect is dilutive by using the weighted-average number of outstanding ordinary shares and potential outstanding ordinary shares during the period. Potential ordinary shares, which are based on the weighted-average ordinary shares underlying outstanding stock options, restricted stock units, and other contingently issuable shares, warrants, and Exchangeable Notes and computed using the treasury stock method or the if-converted method, as applicable, are included when calculating diluted earnings/(loss) per share when their effect is dilutive. The computation of earnings/(loss) per share for the respective periods is as follows:

	2024	2023	2022
	(in € millions, except share and per share data)
Basic earnings/(loss) per share
Net income/(loss) attributable to owners of the parent	1,138	(532)	(430)
Shares used in computation:
Weighted-average ordinary shares outstanding	200,622,518	194,732,304	192,934,862
Basic earnings/(loss) per share attributable to owners of the parent	5.67	(2.73)	(2.23)
Diluted earnings/(loss) per share
Net income/(loss) attributable to owners of the parent	1,138	(532)	(430)
Fair value gains on dilutive Exchangeable Notes	—	—	(144)
Net earnings/(loss) used in the computation of diluted earnings/(loss) per share	1,138	(532)	(574)
Shares used in computation:
Weighted-average ordinary shares outstanding	200,622,518	194,732,304	192,934,862
Exchangeable Notes	—	—	2,911,500
Stock options	4,407,037	—	—
Restricted stock units	1,939,539	—	—
Other contingently issuable shares	21,275	—	—
Diluted weighted average ordinary shares	206,990,369	194,732,304	195,846,362
Diluted earnings/(loss) per share attributable to owners of the parent	5.50	(2.73)	(2.93)
Potential dilutive securities that were not included in the diluted earnings/(loss) per share calculations because they would be anti-dilutive were as follows:

	2024	2023	2022
Employee options	842,401	12,429,245	16,004,890
Restricted stock units	18,208	2,554,925	3,135,407
Other contingently issuable shares	—	36,898	71,717
Warrants	—	800,000	800,000
Exchangeable Notes	2,911,500	2,911,500	—